Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Property and Equipment, Net of Accumulated Depreciation	Property and equipment are stated at cost net of accumulated depreciation. Depreciation is calculated by the straight-line method, over the estimated useful lives of the assets, at the following annual rates:
%
Computers	15 – 33
Equipment	7 – 33
Office furniture	7 – 15
Leasehold improvements	(*)
(*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Group and intended to be exercised) and the expected life of the improvement.

Schedule of Intangible Assets and Estimated Useful Lives	Intangible assets and their useful lives are as follows:
Estimated useful life
Technology	Ten (10) years
Backlog	One (1) year

Schedule of Fair Value for Options Granted Using the Black-Scholes Option-Pricing Model	The fair value for options granted is estimated at the date of grant using the Black-Scholes option-pricing model with the following assumptions:
	Year ended December 31,
	2023	2022	2021

Dividend yield	0%	0%	0%
Expected volatility	80%	80%	80%
Risk-free interest	3.87%-4.80%	3.00%	0.81%
Expected life (in years)	5	5	5

Schedule of Fair Value Liabilities Measured on Recurring Basis	The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2022:
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	—	—	$15,459	$15,459
Capital note	—	—	40,000	40,000

Total financial liabilities	—	—	$55,459	$55,459
The following table presents liabilities measured at fair value on a recurring basis as of December 31, 2023:
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total

Warrants	—	—	$1,926	$1,926
Capital note	—	—	40,000	40,000

Total financial liabilities	—	—	$41,926	$41,926

Schedule of Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs	The following table presents reconciliations for the Company’s liabilities measured and recorded at fair value on a recurring basis, using significant unobservable inputs (Level 3):
Level 3

Balance as of January 1, 2021	$8,748,000

Allocation of the 8,000,000 warrants FV granted to former Jet CU shareholders to the consolidated statement of shareholders’ equity (deficit) as of September 23, 2021 in exchange for 5,428,572 additional ordinary shares	(488,907)
Changes in Fair value of warrants and capital note	(8,112,118)

Balance as of December 31, 2021	146,975

Changes in Fair value of warrants and capital note	(91,516)

Balance as of December 31, 2022	55,459

Changes in Fair value of warrants and capital note	(13,533)

Balance as of December 31, 2023	41,926